Geographic and Significant Customer Information (Tables)	6 Months Ended
Jun. 30, 2025
Geographic and Significant Customer Information [Abstract]
Schedule of Sets Forth Reporting Revenue Information

The following table sets forth reporting revenue information by geographic region:

	Six months ended June 30,	Six months ended June 30,
	2025	2024
United States	371	524
Spain	187	129
Italy	175	46
Japan	98	335
India	16	238
Israel	10	8
Other[1]	393	474
	1,250	1,754
[1]	No country included in Others represented more than 10% of consolidated revenues.

Schedule of Sets Forth Reporting Property and Equipment Information	The following table sets forth reporting property and equipment information by geographic region:
	As of June 30,	As of December 31,
	2025	2024
Israel	883	933
United States	246	319
	1,129	1,252

Schedule of Customer Concentrations as a Percentage of Revenue

The following table is a summary of customer concentrations as a percentage of revenue:

	Six months ended June 30,	Six months ended June 30,
	2025	2024
Customer A	15%	*
Customer B	14%	*
Customer C	*	14%
Customer D	*	10%
*	Lower Than 10%